Significant Accounting Judgments, Estimates, And Assumptions (Policies)	6 Months Ended
Apr. 30, 2024
Significant Accounting Judgments, Estimates, And Assumptions [Abstract]
Policy of Judgements, Estimates and Assumptions
The estimates used in the Bank’s accounting policies

are essential to understanding its results

of operations and financial condition. Some

of the Bank’s policies
require subjective, complex judgments and

estimates as they relate to matters

that are inherently uncertain. Changes in these judgments

or estimates and
changes to accounting standards and policies

could have a material impact on the Bank’s

Interim Consolidated Financial Statements.

The Bank has established
procedures to ensure that accounting policies

are applied consistently and that the processes

for changing methodologies, determining

estimates, and adopting
new accounting standards are well-controlled

and occur in an appropriate and systematic

manner. Refer to Note 3 of the Bank’s 2023 Annual Consolidated
Financial Statements for a description of

significant accounting judgments, estimates,

and assumptions.